Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Favorable drilling and management services contracts	$ 10	$ 33
Taxes receivable	32	38
Prepaid expenses	67	33
Right of use asset	57	35
Reimbursable amounts due from customers	11	21
Deferred contract costs	14	12
Derivative asset - interest rate cap	0	3
Insurance receivable	4	14
Other (5)	37	28
Total other assets	232	217
Related party loans receivable	477	$ 704
Prepaid D&O insurance	17
Affiliated Entity | Northern Ocean
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Related party loans receivable	$ 5